Segmented Information - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues and Other Income
Gross revenues	$ 52,377	$ 54,881
Less: Royalties	(3,469)	(4,192)
Operating revenues, net of royalties	48,908	50,689
Other income (loss)	402	445
Total Revenues and Other Income	49,310	51,134
Expenses
Purchases of crude oil and products	18,053	19,115
Operating, selling and general	13,248	13,059
Transportation and distribution	1,961	1,842
Depreciation, depletion and amortization	6,916	6,954
Exploration	159	92
Gain on disposal of assets	(55)	(25)
Financing expenses	1,080	1,910
Total Expenses	41,362	42,947
Earnings (Loss) before Income Taxes	7,948	8,187
Income Tax Expense (Recovery)
Current	1,940	2,465
Deferred	90	(294)
Total Income Tax Expense (Recovery)	2,030	2,171
Net Earnings	5,918	6,016
Capital expenditures	5,856	6,483
Operating segments | Oil Sands
Revenues and Other Income
Gross revenues	19,298	20,818
Intersegment revenues	8,026	8,442
Less: Royalties	(2,911)	(3,645)
Operating revenues, net of royalties	24,413	25,615
Other income (loss)	223	176
Total Revenues and Other Income	24,636	25,791
Expenses
Purchases of crude oil and products	2,570	2,559
Operating, selling and general	9,625	9,428
Transportation and distribution	1,310	1,225
Depreciation, depletion and amortization	5,047	5,134
Exploration	104	86
Gain on disposal of assets	(36)	(15)
Financing expenses	739	767
Total Expenses	19,359	19,184
Earnings (Loss) before Income Taxes	5,277	6,607
Income Tax Expense (Recovery)
Capital expenditures	3,869	4,340
Operating segments | Exploration and Production
Revenues and Other Income
Gross revenues	2,509	2,798
Less: Royalties	(558)	(547)
Operating revenues, net of royalties	1,951	2,251
Other income (loss)	(6)	16
Total Revenues and Other Income	1,945	2,267
Expenses
Operating, selling and general	521	524
Transportation and distribution	118	89
Depreciation, depletion and amortization	649	707
Exploration	55	6
Financing expenses	76	74
Total Expenses	1,419	1,400
Earnings (Loss) before Income Taxes	526	867
Income Tax Expense (Recovery)
Capital expenditures	797	907
Operating segments | Refining and Marketing
Revenues and Other Income
Gross revenues	30,569	31,266
Intersegment revenues	102	75
Operating revenues, net of royalties	30,671	31,341
Other income (loss)	56	255
Total Revenues and Other Income	30,727	31,596
Expenses
Purchases of crude oil and products	23,756	24,915
Operating, selling and general	2,439	2,466
Transportation and distribution	570	566
Depreciation, depletion and amortization	1,082	996
Gain on disposal of assets	(19)	(8)
Financing expenses	77	65
Total Expenses	27,905	29,000
Earnings (Loss) before Income Taxes	2,822	2,596
Income Tax Expense (Recovery)
Capital expenditures	1,148	1,190
Corporate and Eliminations
Revenues and Other Income
Gross revenues	1	(1)
Intersegment revenues	(8,128)	(8,517)
Operating revenues, net of royalties	(8,127)	(8,518)
Other income (loss)	129	(2)
Total Revenues and Other Income	(7,998)	(8,520)
Expenses
Purchases of crude oil and products	(8,273)	(8,359)
Operating, selling and general	663	641
Transportation and distribution	(37)	(38)
Depreciation, depletion and amortization	138	117
Gain on disposal of assets		(2)
Financing expenses	188	1,004
Total Expenses	(7,321)	(6,637)
Earnings (Loss) before Income Taxes	(677)	(1,883)
Income Tax Expense (Recovery)
Capital expenditures	$ 42	$ 46